Spinoff Transaction - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Oct. 01, 2024
Reorganizations [Abstract]
Indemnity percentage, due to spinoff transaction			86.00%
Maximum liability for existing variable toll disputes	$ 21	$ 30
Transition services agreement period	2 years
Expenses due to former parent	$ 5